Loans, financing and debentures - Fundraising cost (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Total
Disclosure of detailed information about borrowings [line items]
Cost	R$ 1,018,497
Amortization	543,446
Balance to be amortized	475,051	R$ 508,977
Bonds
Disclosure of detailed information about borrowings [line items]
Cost	411,818
Amortization	281,633
Balance to be amortized	130,185	142,598
CRA and NCE
Disclosure of detailed information about borrowings [line items]
Cost	65,177
Amortization	2,716
Balance to be amortized	62,461	63,819
Export credits (“export prepayments”)
Disclosure of detailed information about borrowings [line items]
Cost	180,466
Amortization	117,452
Balance to be amortized	63,014	71,612
Debentures
Disclosure of detailed information about borrowings [line items]
Cost	156,800
Amortization	49,245
Balance to be amortized	107,555	110,409
BNDES
Disclosure of detailed information about borrowings [line items]
Cost	97,685
Amortization	57,630
Balance to be amortized	40,055	41,023
ECA - Export Credit Agency
Disclosure of detailed information about borrowings [line items]
Cost	13,615
Amortization	2,609
Balance to be amortized	11,006	12,072
IFC - International Finance Corporation
Disclosure of detailed information about borrowings [line items]
Cost	81,956
Amortization	30,562
Balance to be amortized	51,394	57,186
Others
Disclosure of detailed information about borrowings [line items]
Cost	4,797
Amortization	313
Balance to be amortized	4,484	4,641
Panda Bonds
Disclosure of detailed information about borrowings [line items]
Cost	6,183
Amortization	1,286
Balance to be amortized	R$ 4,897	R$ 5,617